Recently Issued Accounting Standards (Tables)	6 Months Ended
Jun. 30, 2022
Accounting Changes and Error Corrections [Abstract]
Accounting pronouncements that have been issued but not yet adopted
Accounting pronouncements that have been issued but not yet adopted

Standard	Description	Date of Adoption	Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2021-08 Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers	The amendments in this Update require acquiring entities to apply Topic 606 to recognize and measure contract assets and contract liabilities in a business combination. The amendments in this Update improve comparability for both the recognition and measurement of acquired revenue contracts with customers at the date of, and after, a business combination. The amendments improve comparability after the business combination by providing consistent recognition and measurement guidance for revenue contracts with customers acquired in a business combination and revenue contracts with customers not acquired in a business combination.	January 1, 2023	Under evaluation
ASU 2022-01 Derivatives and Hedging (Topic 815): Fair Value Hedging—Portfolio Layer Method	The amendments clarify the accounting for, and promote consistency in, the reporting of hedge basis adjustments applicable to both a single hedged layer and multiple hedged layers as follows:
1) An entity is required to maintain basis adjustments in an existing hedge on a closed portfolio basis (that is, not allocated to individual assets).
2) An entity is required to immediately recognize and present the basis adjustment associated with the amount of the de-designated layer that was breached in interest income. In addition, an entity is required to disclose that amount and the circumstances that led to the breach.
3) An entity is required to disclose the total amount of the basis adjustments in existing hedges as a reconciling amount if other areas of GAAP require the disaggregated disclosure of the amortized cost basis of assets included in the closed portfolio.
	4) An entity is prohibited from considering basis adjustments in an existing hedge when determining credit losses.	January 1, 2023	Under evaluation
ASU 2022-02 Financial Instruments—Credit Losses (Topic 326)
The amendments eliminate the accounting guidance for troubled debt restructurings by creditors that have adopted the Current Expected Credit Losses (CECL) model and enhance the disclosure requirements for loan refinancing and restructurings made with borrowers experiencing financial difficulty. In addition, the amendments require a public business entity to disclose current-period gross write offs for financing receivables and net investment in leases by year of origination in the vintage disclosures.
		January 1, 2023	Under evaluation